Other Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Pre-contract costs	$ 49,799	$ 334,134
Other prepaid expenses	49,072	38,940
Total	$ 98,871	$ 373,074